Cover	Nov. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Address, State or Province	OH
Entity Address, Address Description	5995 Mayfair Road, P.O Box 3077,
Entity Address, City or Town	North Canton,
Entity Address, Postal Zip Code	44270-8077
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common shares, $1.25 per value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Central Index Key	0000028823
Amendment Flag	false